Discontinued Operations (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Disposal Operations (Statements of Comprehensive Income) [Abstract]
Net sales	$ 1		$ 692
Loss from discontinued operations, before income taxes	$ (348)	$ (411)	$ (449)
Income taxes
Loss from discontinued operations, after income taxes	$ (348)	$ (411)	$ (449)